UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7205

Variable Insurance Products Fund III
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	7	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	11	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Dynamic Capital Appreciation Portfolio

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Investment Summary

Top Five Stocks as of June 30, 2004
% of fund's net assets
Netflix, Inc.	6.1
United Online, Inc.	6.0
UnitedHealth Group, Inc.	5.5
NTL, Inc.	4.2
EchoStar Communications Corp. Class A	4.2
26.0
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Information Technology	33.6
Consumer Discretionary	28.0
Energy	13.1
Health Care	8.2
Industrials	6.1
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	96.4%
Short-Term Investments and Net Other Assets	3.6%
* Foreign investments	8.5%

Semiannual Report

Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 28.0%
Hotels, Restaurants & Leisure - 3.4%
Krispy Kreme Doughnuts, Inc. (a)	6,400	$ 122,176
Multimedia Games, Inc. (a)	32,100	860,922
Royal Caribbean Cruises Ltd.	6,000	260,460
		1,243,558
Household Durables - 1.7%
Harman International Industries, Inc.	5,900	536,900
LG Electronics, Inc.	1,210	57,434
		594,334
Internet & Catalog Retail - 10.0%
InterActiveCorp (a)	45,580	1,373,781
Netflix, Inc. (a)	61,400	2,207,326
Priceline.com, Inc. (a)	2,000	53,860
		3,634,967
Media - 12.9%
Cumulus Media, Inc. Class A (a)	1,700	28,577
EchoStar Communications Corp. Class A (a)	49,190	1,512,593
Fox Entertainment Group, Inc. Class A (a)	10,500	280,350
News Corp. Ltd.:
ADR	6,900	244,398
sponsored ADR	677	22,260
NTL, Inc. (a)	26,659	1,536,092
Spanish Broadcasting System, Inc. Class A (a)	6,900	64,239
The DIRECTV Group, Inc. (a)	10,058	171,992
Time Warner, Inc. (a)	4,860	85,439
TiVo, Inc. (a)	4,951	35,103
Univision Communications, Inc. Class A (a)	16,400	523,652
Viacom, Inc. Class B (non-vtg.)	4,800	171,456
		4,676,151
Specialty Retail - 0.0%
Aeropostale, Inc. (a)	300	8,073
TOTAL CONSUMER DISCRETIONARY		10,157,083
ENERGY - 13.1%
Energy Equipment & Services - 12.9%
BJ Services Co. (a)	6,720	308,045
ENSCO International, Inc.	37,660	1,095,906
Grant Prideco, Inc. (a)	24,680	455,593
Grey Wolf, Inc. (a)	24,900	105,576
National-Oilwell, Inc. (a)	6,520	205,315
Pride International, Inc. (a)	57,590	985,365
Rowan Companies, Inc. (a)	34,460	838,412
Smith International, Inc. (a)	2,030	113,193
Varco International, Inc. (a)	10,750	235,318
Weatherford International Ltd. (a)	7,510	337,800
		4,680,523

	Shares	Value (Note 1)
Oil & Gas - 0.2%
OMI Corp.	8,200	$ 97,580
TOTAL ENERGY		4,778,103
FINANCIALS - 1.7%
Capital Markets - 1.0%
Ameritrade Holding Corp. (a)	17,330	196,696
Morgan Stanley	3,200	168,864
		365,560
Consumer Finance - 0.7%
MBNA Corp.	9,400	242,426
TOTAL FINANCIALS		607,986
HEALTH CARE - 8.2%
Biotechnology - 1.6%
Axonyx, Inc. (a)	17,900	93,796
Biogen Idec, Inc. (a)	1,600	101,200
Genentech, Inc. (a)	4,800	269,760
Millennium Pharmaceuticals, Inc. (a)	4,000	55,200
ONYX Pharmaceuticals, Inc. (a)	100	4,236
OSI Pharmaceuticals, Inc. (a)	600	42,264
		566,456
Health Care Equipment & Supplies - 0.1%
Cytyc Corp. (a)	1,400	35,518
Health Care Providers & Services - 6.5%
Caremark Rx, Inc. (a)	3,200	105,408
Omnicare, Inc.	2,500	107,025
Pediatrix Medical Group, Inc. (a)	800	55,880
UnitedHealth Group, Inc.	32,330	2,012,543
WebMD Corp. (a)	7,900	73,628
		2,354,484
Pharmaceuticals - 0.0%
Barr Pharmaceuticals, Inc. (a)	500	16,850
TOTAL HEALTH CARE		2,973,308
INDUSTRIALS - 6.1%
Aerospace & Defense - 2.9%
EDO Corp.	400	9,648
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,500	100,065
Lockheed Martin Corp.	18,300	953,064
		1,062,777
Airlines - 0.0%
WestJet Airlines Ltd. (a)	600	6,171
Commercial Services & Supplies - 2.9%
Career Education Corp. (a)	5,000	227,800
Cendant Corp.	12,260	300,125
Monster Worldwide, Inc. (a)	20,100	516,972
		1,044,897
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Tyco International Ltd.	3,000	$ 99,420
TOTAL INDUSTRIALS		2,213,265
INFORMATION TECHNOLOGY - 33.6%
Communications Equipment - 4.5%
Alcatel SA sponsored ADR (a)	10,800	167,292
Andrew Corp. (a)	2,500	50,025
Cisco Systems, Inc. (a)	8,600	203,820
Juniper Networks, Inc. (a)	8,100	199,017
Motorola, Inc.	4,070	74,278
QUALCOMM, Inc.	1,200	87,576
Research in Motion Ltd. (a)	1,800	123,135
Scientific-Atlanta, Inc.	7,800	269,100
Telefonaktiebolaget LM Ericsson ADR (a)	15,600	466,752
		1,640,995
Computers & Peripherals - 1.4%
Apple Computer, Inc. (a)	5,600	182,224
Diebold, Inc.	6,300	333,081
		515,305
Electronic Equipment & Instruments - 1.1%
AVX Corp.	2,700	39,015
Flextronics International Ltd. (a)	17,110	272,905
Yageo Corp. (a)	150,000	77,301
		389,221
Internet Software & Services - 9.8%
Ask Jeeves, Inc. (a)	4,900	191,247
EarthLink, Inc. (a)	24,900	257,715
FindWhat.com (a)	2,100	48,594
j2 Global Communications, Inc. (a)	13,700	380,860
Sina Corp. (a)	9,200	303,508
Sohu.com, Inc. (a)	3,600	71,568
United Online, Inc. (a)	124,530	2,192,973
Yahoo Japan Corp. (a)	13	128,139
		3,574,604
IT Services - 2.5%
Affiliated Computer Services, Inc. Class A (a)	15,490	820,041
Titan Corp. (a)	6,200	80,476
		900,517
Semiconductors & Semiconductor Equipment - 13.1%
Analog Devices, Inc.	10,900	513,172
Applied Materials, Inc. (a)	8,700	170,694
ASML Holding NV (NY Shares) (a)	9,020	154,332
Cree, Inc. (a)	300	6,984
DSP Group, Inc. (a)	3,700	100,788
Intel Corp.	23,380	645,288
Intersil Corp. Class A	10,900	236,094
KLA-Tencor Corp. (a)	10,100	498,738

	Shares	Value (Note 1)
Lam Research Corp. (a)	4,900	$ 131,320
Micron Technology, Inc. (a)	43,300	662,923
National Semiconductor Corp. (a)	13,200	290,268
PMC-Sierra, Inc. (a)	5,900	84,665
Samsung Electronics Co. Ltd.	440	181,793
Silicon Laboratories, Inc. (a)	3,100	143,685
Teradyne, Inc. (a)	37,700	855,790
Texas Instruments, Inc.	3,500	84,630
		4,761,164
Software - 1.2%
Electronic Arts, Inc. (a)	1,600	87,280
Microsoft Corp.	12,000	342,720
Red Hat, Inc. (a)	300	6,891
		436,891
TOTAL INFORMATION TECHNOLOGY		12,218,697
MATERIALS - 3.0%
Chemicals - 1.4%
Lyondell Chemical Co.	26,280	457,009
NOVA Chemicals Corp.	1,600	46,252
		503,261
Metals & Mining - 1.6%
Apex Silver Mines Ltd. (a)	14,100	240,405
Newmont Mining Corp.	4,440	172,094
Nucor Corp.	800	61,408
Pan American Silver Corp. (a)	7,900	104,473
		578,380
TOTAL MATERIALS		1,081,641
TELECOMMUNICATION SERVICES - 2.7%
Wireless Telecommunication Services - 2.7%
Alamosa Holdings, Inc. (a)	4,000	29,400
Nextel Communications, Inc. Class A (a)	24,640	656,902
Telesystem International Wireless, Inc. (a)	8,100	79,731
Western Wireless Corp. Class A (a)	7,200	208,152
		974,185
TOTAL COMMON STOCKS (Cost $32,280,389)		35,004,268
Money Market Funds - 2.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.16% (b) (Cost $964,830)	964,830	$ 964,830
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $33,245,219)	35,969,098
NET OTHER ASSETS - 0.9%	329,754
NET ASSETS - 100%	$ 36,298,852
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $43,977,993 and $35,739,222, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,862 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $1,293,000 of which $1,013,000 and $280,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $33,245,219) - See accompanying schedule		$ 35,969,098
Foreign currency held at value (cost $120,443)		118,775
Receivable for investments sold		429,258
Receivable for fund shares sold		64,994
Dividends receivable		4,180
Interest receivable		1,161
Prepaid expenses		31
Other receivables		4,160
Total assets		36,591,657

Liabilities
Payable for investments purchased	$ 240,354
Payable for fund shares redeemed	3,651
Accrued management fee	17,080
Distribution fees payable	2,491
Other affiliated payables	4,718
Other payables and accrued expenses	24,511
Total liabilities		292,805

Net Assets		$ 36,298,852
Net Assets consist of:
Paid in capital		$ 35,927,766
Accumulated net investment loss		(157,944)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,193,542)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,722,572
Net Assets		$ 36,298,852
Initial Class: Net Asset Value, offering price and redemption price per share ($23,439,823 ÷ 3,307,959 shares)		$ 7.09

Service Class: Net Asset Value, offering price and redemption price per share ($729,444 ÷ 103,410 shares)		$ 7.05

Service Class 2: Net Asset Value, offering price and redemption price per share ($12,129,585 ÷ 1,729,632 shares)		$ 7.01

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 25,987
Interest		9,489
Total income		35,476

Expenses
Management fee	$ 103,603
Transfer agent fees	15,380
Distribution fees	14,747
Accounting fees and expenses	16,501
Non-interested trustees' compensation	80
Custodian fees and expenses	7,417
Audit	21,361
Legal	27
Miscellaneous	6,594
Total expenses before reductions	185,710
Expense reductions	(11,513)	174,197
Net investment income (loss)		(138,721)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(771,208)
Foreign currency transactions	81
Total net realized gain (loss)		(771,127)
Change in net unrealized appreciation (depreciation) on: Investment securities	254,081
Assets and liabilities in foreign currencies	(1,691)
Total change in net unrealized appreciation (depreciation)		252,390
Net gain (loss)		(518,737)
Net increase (decrease) in net assets resulting from operations		$ (657,458)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (138,721)	$ (74,777)
Net realized gain (loss)	(771,127)	645,172
Change in net unrealized appreciation (depreciation)	252,390	2,393,233
Net increase (decrease) in net assets resulting from operations	(657,458)	2,963,628
Share transactions - net increase (decrease)	8,648,286	17,643,469
Total increase (decrease) in net assets	7,990,828	20,607,097

Net Assets
Beginning of period	28,308,024	7,700,927
End of period (including accumulated net investment loss of $157,944 and accumulated net investment loss of $19,223, respectively)	$ 36,298,852	$ 28,308,024
Other Information:
Share Transactions	Six months ended June 30, 2004 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,912,520	6,356	383,457
Reinvested	-	-	-
Redeemed	(958,939)	(23,651)	(187,531)
Net increase (decrease)	953,581	(17,295)	195,926

Dollars Sold	$ 14,053,885	$ 44,999	$ 2,704,313
Reinvested	-	-	-
Redeemed	(6,665,683)	(169,851)	(1,319,377)
Net increase (decrease)	$ 7,388,202	$ (124,852)	$ 1,384,936

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	2,499,801	13,223	958,232
Reinvested	-	-	-
Redeemed	(272,552)	(29,607)	(528,986)
Net increase (decrease)	2,227,249	(16,384)	429,246

Dollars Sold	$ 16,849,324	$ 79,816	$ 5,979,794
Reinvested	-	-	-
Redeemed	(1,809,908)	(180,396)	(3,275,161)
Net increase (decrease)	$ 15,039,416	$ (100,580)	$ 2,704,633

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.09	$ 5.65	$ 6.10	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.02)	.02	- I	.01
Net realized and unrealized gain (loss)	.02F	1.46	(.46)	(2.41)	(1.49)
Total from investment operations	.00	1.44	(.44)	(2.41)	(1.48)
Distributions from net investment income	-	-	(.01)	(.01)	-
Net asset value, end of period	$ 7.09	$ 7.09	$ 5.65	$ 6.10	$ 8.52
Total Return B,C,D	.00%	25.49%	(7.21)%	(28.32)%	(14.80)%
Ratios to Average Net Assets H
Expenses before expense reductions	.94% A	1.83%	2.64%	3.59%	10.18% A
Expenses net of voluntary waivers, if any	.94% A	1.06%	1.50%	1.50%	1.50% A
Expenses net of all reductions	.88% A	.96%	1.38%	1.43%	1.50% A
Net investment income (loss)	(.68)% A	(.30)%	.32%	.02%	.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,440	$ 16,684	$ 719	$ 390	$ 256
Portfolio turnover rate	211% A	307%	349%	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period September 25, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.06	$ 5.64	$ 6.09	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.04)	.01	(.01)	.01
Net realized and unrealized gain (loss)	.02F	1.46	(.45)	(2.41)	(1.49)
Total from investment operations	(.01)	1.42	(.44)	(2.42)	(1.48)
Distributions from net investment income	-	-	(.01)	(.01)	-
Net asset value, end of period	$ 7.05	$ 7.06	$ 5.64	$ 6.09	$ 8.52
Total ReturnB,C,D	(.14)%	25.18%	(7.22)%	(28.44)%	(14.80)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.03%A	1.92%	2.61%	3.63%	10.30%A
Expenses net of voluntary waivers, if any	1.03%A	1.38%	1.60%	1.60%	1.60%A
Expenses net of all reductions	.97%A	1.29%	1.48%	1.53%	1.60%A
Net investment income (loss)	(.77)%A	(.63)%	.22%	(.08)%	.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 729	$ 852	$ 773	$ 915	$ 802
Portfolio turnover rate	211%A	307%	349%	432%	295%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period September 25, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 5.62	$ 6.09	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.03)	(.05)	-I	(.01)	-I
Net realized and unrealized gain (loss)	.02F	1.45	(.46)	(2.41)	(1.48)
Total from investment operations	(.01)	1.40	(.46)	(2.42)	(1.48)
Distributions from net investment income	-	-	(.01)	(.01)	-
Net asset value, end of period	$ 7.01	$ 7.02	$ 5.62	$ 6.09	$ 8.52
Total ReturnB,C,D	(.14)%	24.91%	(7.55)%	(28.44)%	(14.80)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.22%A	2.10%	2.79%	3.77%	10.49%A
Expenses net of voluntary waivers, if any	1.22%A	1.51%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.16%A	1.41%	1.63%	1.68%	1.75%A
Net investment income (loss)	(.96)%A	(.75)%	.07%	(.23)%	.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,130	$ 10,772	$ 6,209	$ 3,972	$ 1,549
Portfolio turnover rate	211%A	307%	349%	432%	295%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period September 25, 2000 (commencement of operations) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Dynamic Capital Appreciation Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Dynamic Capital Appreciation Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Dynamic Capital Appreciation Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,626,949	|
Unrealized depreciation	(1,146,006)
Net unrealized appreciation (depreciation)	$ 2,480,943
Cost for federal income tax purposes	$ 33,488,155

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 378	|
Service Class 2	14,369
	$ 14,747

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 8,971	|
Service Class	259
Service Class 2	6,150	|
	$ 15,380

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Dynamic Capital Appreciation Portfolio

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,487 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $11,513 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 60% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 24% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Dynamic Capital Appreciation Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0804
1.761772.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 20, 2004